Accounts Receivable, Net - Schedule of Accounts Receivable is Presented Net of Allowance for Expected Credit Loss (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable is Presented Net of Allowance for Expected Credit Loss [Abstract]
Accounts receivable	$ 5,376,109	$ 12,882,682	$ 20,244,450
Less: allowance for expected credit losses	(52,273)	(80,056)	(107,758)	$ (52,948)
Total	$ 5,323,836	$ 12,802,626	$ 20,136,692